Variable Interest Entities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities
Revenues	$ 642	$ 567	$ 1,301	$ 1,120
Income before income taxes	109	(17)	107	(32)
Net cash provided by operating activities			$ (13)	(5)
Pacific Iron Products
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage			50.00%
Viance
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage			50.00%
Consolidated VIE's
Revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities
Revenues	29	24	$ 55	49
Income before income taxes	3	2	6	4
Net cash provided by operating activities	$ 3	$ 4	$ 7	$ 8